ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2017
Accounts Payable [Abstract]
Disclosure of accounts payable

18. ACCOUNTS PAYABLE

We incur significant payables for procurement of product for resale inventories and for prepayments made by customers wishing to purchase our products for the upcoming growing season.

		December 31,
	2017	2016
Trade	2,576	2,235
Customer prepayments	1,532	1,449
Accrued liabilities	728	670
Other taxes	28	32
Accrued interest	70	72
Dividends	121	121
Derivative financial instruments	62	7
Share-based payments	89	76
	5,206	4,662